SCHEDULE OF FUTURE PAYMENTS DUE UNDER OPERATING lEASES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Liabilities
2023	$ 282,347	$ 307,808
2024	262,715	282,347
2025	261,083	262,715
2025		261,083
2026 and thereafter		198,219
Total payments	1,159,331	1,312,172
Less: Amount representing interest	(209,885)	(259,452)
Present value of net minimum lease payments	949,446	1,052,720
Less: Current portion	(224,162)	(213,837)	$ (149,407)
Non-current portion	725,284	$ 838,883	$ 763,586
2022 (remaining)	154,969
2026 and thereafter	$ 198,217